DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (VIE and Non-VIE Financial Information) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Variable Interest Entity [Line Items]
Net revenues	¥ 1,170,858	$ 160,407	¥ 1,375,192	¥ 1,399,844
Net income (loss) from continuing operations	(535,429)	(73,353)	22,334	(2,062)
Net income (loss) from discontinued operation	(51,673)	(7,079)	(11,980)	87,295
Net loss	587,102	80,432	(10,354)	(85,233)
Net cash provided by/ (used in) operating activities	(104,941)	(14,378)	21,468	1,046
Net cash provided by/ (used in) investing activities	(89,208)	(12,221)	(34,544)	(28,818)
Net cash provided by/ (used in) financing activities	18,632	$ 2,553	(33,781)	(24,105)
VIE and VIE Subsidiaries Consolidated
Variable Interest Entity [Line Items]
Net revenues	86,125		90,661	40,755
Net income (loss) from continuing operations	(30,286)		(7,241)	8,554
Net income (loss) from discontinued operation	(13,171)		10,847	(7,299)
Net loss	43,457		(3,606)	(1,255)
Net cash provided by/ (used in) operating activities	(80,322)		(17,817)	7,722
Net cash provided by/ (used in) investing activities	(8,200)			19,975
Net cash provided by/ (used in) financing activities	¥ (86,483)		¥ 7,192	¥ (5,762)